Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2018
Guarantees [Abstract]
Schedule of Future Commitments	Total future commitments are as follows:
Year Ending June 30,
($000)
2019	$114,307
2020	3,477
2021	567
2022	-
2023	-